Schedule of Investments (unaudited)
February 28, 2022
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
HEICO Corp.(a)	2,338,653	$ 344,974,704
Automobiles — 1.1%
Ferrari NV	836,933	180,200,044
Banks — 1.6%
SVB Financial Group(b)	452,706	274,339,836
Building Products — 0.8%
AZEK Co., Inc.(b)	4,755,344	140,235,095
Capital Markets — 8.9%
Carlyle Group, Inc.	5,592,976	262,142,785
KKR & Co., Inc.	5,642,896	339,250,908
MarketAxess Holdings, Inc.	310,744	118,527,084
MSCI, Inc.	1,005,344	504,371,031
Tradeweb Markets, Inc., Class A	3,514,344	296,891,781
		1,521,183,589
Commercial Services & Supplies — 6.4%
Cintas Corp.	535,564	201,007,880
Copart, Inc.(b)	3,674,464	451,518,136
Rollins, Inc.	7,198,728	234,894,495
Waste Connections, Inc.	1,567,591	193,581,813
		1,081,002,324
Construction Materials — 0.9%
Vulcan Materials Co.	807,668	146,551,359
Distributors — 2.3%
Pool Corp.	862,810	395,667,410
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)(b)	426,227	55,682,295
Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A(a)(b)	3,992,563	63,122,421
Electronic Equipment, Instruments & Components — 3.4%
Teledyne Technologies, Inc.(b)	765,465	328,675,362
Zebra Technologies Corp., Class A(b)	622,249	257,200,401
		585,875,763
Entertainment — 1.6%
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	4,562,217	277,063,438
Equity Real Estate Investment Trusts (REITs) — 0.5%
SBA Communications Corp.	280,939	85,234,083
Health Care Equipment & Supplies — 3.7%
IDEXX Laboratories, Inc.(a)(b)	735,281	391,426,840
STERIS PLC	275,613	66,147,120
Teleflex, Inc.	521,841	175,500,347
		633,074,307
Health Care Technology — 2.9%
Veeva Systems, Inc., Class A(b)	2,132,312	488,406,064
Hotels, Restaurants & Leisure — 8.4%
Churchill Downs, Inc.	371,302	89,435,513
Domino’s Pizza, Inc.	209,761	90,660,802
Evolution AB(c)	2,789,114	319,797,534
Expedia Group, Inc.(b)	1,335,011	261,809,007
Penn National Gaming, Inc.(a)(b)	4,687,441	240,700,095
Planet Fitness, Inc., Class A(b)	2,358,818	199,626,767
Vail Resorts, Inc.	838,687	218,519,898
		1,420,549,616
Security	Shares	Value
Interactive Media & Services — 2.8%
Match Group, Inc.(a)(b)	4,248,878	$ 473,707,408
Internet & Direct Marketing Retail — 0.8%
Fiverr International Ltd.(a)(b)	1,723,862	136,029,950
IT Services — 6.7%
Globant SA(a)(b)	1,036,590	284,025,660
MongoDB, Inc.(a)(b)	1,169,235	446,636,078
Okta, Inc.(a)(b)	2,282,610	417,352,412
		1,148,014,150
Life Sciences Tools & Services — 8.1%
10X Genomics, Inc., Class A(a)(b)	2,683,758	218,645,764
Bio-Techne Corp.	940,659	394,521,791
Charles River Laboratories International, Inc.(b)	1,077,542	313,737,129
West Pharmaceutical Services, Inc.	1,146,154	443,653,291
		1,370,557,975
Machinery — 1.4%
Dover Corp.	780,368	122,408,525
IDEX Corp.	565,676	108,553,224
		230,961,749
Media — 1.8%
Cable One, Inc.	216,499	310,210,592
Pharmaceuticals — 1.5%
Catalent, Inc.(a)(b)	2,554,340	260,644,854
Professional Services — 1.0%
CoStar Group, Inc.(b)	530,270	32,351,773
TransUnion	1,603,824	145,563,066
		177,914,839
Road & Rail — 2.5%
Old Dominion Freight Line, Inc.	1,351,402	424,380,770
Semiconductors & Semiconductor Equipment — 8.1%
Entegris, Inc.(a)	3,750,117	489,315,266
Monolithic Power Systems, Inc.	901,725	413,621,258
ON Semiconductor Corp.(b)	7,503,762	469,810,539
		1,372,747,063
Software — 17.7%
Bill.com Holdings, Inc.(a)(b)	1,532,951	364,658,384
Cadence Design Systems, Inc.(b)	3,139,920	475,478,086
Coupa Software, Inc.(a)(b)	1,188,722	143,847,249
Fair Isaac Corp.(a)(b)	595,491	280,589,404
HubSpot, Inc.(a)(b)	847,631	445,006,275
Lightspeed Commerce, Inc.(a)(b)	238,126	6,255,570
Nice Ltd., ADR(a)(b)	935,305	211,612,756
Paycom Software, Inc.(b)	1,419,298	481,440,075
Synopsys, Inc.(b)	1,354,345	423,083,834
Tyler Technologies, Inc.(a)(b)	397,261	170,130,996
		3,002,102,629
Specialty Retail — 1.8%
Tractor Supply Co.	1,269,461	258,703,457
Vroom, Inc.(a)(b)(d)	7,432,720	45,190,938
		303,894,395
Total Long-Term Investments — 99.4% (Cost: $13,626,729,013)		16,904,328,722

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	130,676,128	$ 130,676,128
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)	423,287,477	423,287,477
Total Short-Term Securities — 3.3% (Cost: $553,997,925)		553,963,605
Total Investments — 102.7% (Cost: $14,180,726,938)		17,458,292,327
Liabilities in Excess of Other Assets — (2.7)%		(450,908,625)
Net Assets — 100.0%		$ 17,007,383,702
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 13,856,055	$ 116,820,073(a)	$ —	$ —	$ —	$ 130,676,128	130,676,128	$ 4,839	$ —
SL Liquidity Series, LLC, Money Market Series	—	423,466,906(a)	—	(145,109)	(34,320)	423,287,477	423,287,477	1,228,258(b)	—
Vroom, Inc.(c)	N/A	34,612,520	—	—	(249,481,373)	45,190,938	7,432,720	—	—
				$ (145,109)	$ (249,515,693)	$ 599,154,543		$ 1,233,097	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Mid-Cap Growth Equity Portfolio
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 344,974,704	$ —	$ —	$ 344,974,704
Automobiles	180,200,044	—	—	180,200,044
Banks	274,339,836	—	—	274,339,836
Building Products	140,235,095	—	—	140,235,095
Capital Markets	1,521,183,589	—	—	1,521,183,589
Commercial Services & Supplies	1,081,002,324	—	—	1,081,002,324
Construction Materials	146,551,359	—	—	146,551,359
Distributors	395,667,410	—	—	395,667,410
Diversified Consumer Services	55,682,295	—	—	55,682,295
Electrical Equipment	63,122,421	—	—	63,122,421
Electronic Equipment, Instruments & Components	585,875,763	—	—	585,875,763
Entertainment	277,063,438	—	—	277,063,438
Equity Real Estate Investment Trusts (REITs)	85,234,083	—	—	85,234,083
Health Care Equipment & Supplies	633,074,307	—	—	633,074,307
Health Care Technology	488,406,064	—	—	488,406,064
Hotels, Restaurants & Leisure	1,100,752,082	319,797,534	—	1,420,549,616
Interactive Media & Services	473,707,408	—	—	473,707,408
Internet & Direct Marketing Retail	136,029,950	—	—	136,029,950
IT Services	1,148,014,150	—	—	1,148,014,150
Life Sciences Tools & Services	1,370,557,975	—	—	1,370,557,975
Machinery	230,961,749	—	—	230,961,749
Media	310,210,592	—	—	310,210,592
Pharmaceuticals	260,644,854	—	—	260,644,854
Professional Services	177,914,839	—	—	177,914,839
Road & Rail	424,380,770	—	—	424,380,770
Semiconductors & Semiconductor Equipment	1,372,747,063	—	—	1,372,747,063
Software	3,002,102,629	—	—	3,002,102,629
Specialty Retail	303,894,395	—	—	303,894,395
Short-Term Securities
Money Market Funds	130,676,128	—	—	130,676,128
	$ 16,715,207,316	$ 319,797,534	$ —	17,035,004,850
Investments valued at NAV(a)				423,287,477
				$ 17,458,292,327
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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